Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 144,430	$ 132,400
Accumulated depreciation and amortization		(82,951)	(87,325)
Property and equipment, net		61,479	45,075
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		6,964	2,157
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		49,551	32,723
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		22,050	34,396
Computer and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		20,846	20,590
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		7,951	8,515
Capitalized software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		31,528	28,784
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		3,784	3,812
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	$ 1,756	$ 1,423

[1]	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property and equipment upon completion.